Income Taxes (Details 2)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Deferred tax assets:
Operating lease liabilities	$ 183,355	¥ 1,305,301	$ 152,783	¥ 1,087,659	¥ 891,159
Net operating loss carry forward	1,024,819	7,295,690	1,023,009	7,282,801	7,122,994
Total deferred tax assets	1,208,174	8,600,991	1,175,792	8,370,460	8,014,153
Less: valuation allowance	(749,469)	(5,335,468)	(1,033,998)	(7,361,029)	(7,193,778)
Deferred tax assets, net	458,705	3,265,523	141,794	1,009,431	820,375
Deferred tax liabilities:
Operating lease right of use assets	(169,931)	(1,209,739)	(141,794)	(1,009,431)	(820,375)
Deferred tax liabilities, net	(169,931)	(1,209,739)	(141,794)	(1,009,431)	(820,375)
Total deferred tax	$ 288,774	¥ 2,055,784	$ 0	¥ 0	¥ 0